Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible assets, ending balance	$ 9,354	$ 8,940
Intangible assets, beginning balance	8,940
Amortization	438	434	$ 461
Software [Member]
Statement [Line Items]
Intangible assets, ending balance	2,073	798
Intangible assets, beginning balance	798
Licenses [Member]
Statement [Line Items]
Intangible assets, ending balance	564	695
Intangible assets, beginning balance	695
Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, ending balance	4,067	4,239
Intangible assets, beginning balance	4,239
Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, ending balance	333	358
Intangible assets, beginning balance	358
Customer list [member]
Statement [Line Items]
Intangible assets, ending balance	2,317	2,850
Intangible assets, beginning balance	2,850
Gross carrying amount [member]
Statement [Line Items]
Intangible assets, ending balance	43,129	38,177	38,819
Intangible assets, beginning balance	38,177	38,819
Effect of movements in exchange rates	3,418	(912)
Additions	739	270
Transfer from prepaid expenses	795
Gross carrying amount [member] | Software [Member]
Statement [Line Items]
Intangible assets, ending balance	2,612	1,031	781
Intangible assets, beginning balance	1,031	781
Effect of movements in exchange rates	147	(20)
Additions	639	270
Transfer from prepaid expenses	795
Gross carrying amount [member] | Licenses [Member]
Statement [Line Items]
Intangible assets, ending balance	1,334	1,227	1,256
Intangible assets, beginning balance	1,227	1,256
Effect of movements in exchange rates	107	(29)
Gross carrying amount [member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, ending balance	27,724	25,386	25,996
Intangible assets, beginning balance	25,386	25,996
Effect of movements in exchange rates	2,238	(610)
Additions	100	0
Gross carrying amount [member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, ending balance	5,163	4,746	4,860
Intangible assets, beginning balance	4,746	4,860
Effect of movements in exchange rates	417	(114)
Gross carrying amount [member] | Customer list [member]
Statement [Line Items]
Intangible assets, ending balance	6,296	5,787	5,926
Intangible assets, beginning balance	5,787	5,926
Effect of movements in exchange rates	509	(139)
Accumulated Amortization And Impairment Losses [Member] | Software [Member]
Statement [Line Items]
Intangible assets, ending balance	539	233	76
Intangible assets, beginning balance	233	76
Effect of movements in exchange rates	31	(3)
Amortization	275	160
Accumulated Amortization And Impairment Losses [Member] | Licenses [Member]
Statement [Line Items]
Intangible assets, ending balance	770	532	366
Intangible assets, beginning balance	532	366
Effect of movements in exchange rates	56	(12)
Amortization	182	178
Accumulated Amortization And Impairment Losses [Member] | Patents and drug approvals [member]
Statement [Line Items]
Intangible assets, ending balance	23,657	21,147	21,042
Intangible assets, beginning balance	21,147	21,042
Effect of movements in exchange rates	1,890	(506)
Amortization	620	611
Accumulated Amortization And Impairment Losses [Member] | Brand names and trademarks [member]
Statement [Line Items]
Intangible assets, ending balance	4,830	4,388	4,441
Intangible assets, beginning balance	4,388	4,441
Effect of movements in exchange rates	389	(105)
Amortization	53	52
Accumulated Amortization And Impairment Losses [Member] | Customer list [member]
Statement [Line Items]
Intangible assets, ending balance	3,979	2,937	2,270
Intangible assets, beginning balance	2,937	2,270
Effect of movements in exchange rates	296	(68)
Amortization	746	735
Accumulated Amortization [Member]
Statement [Line Items]
Intangible assets, ending balance	33,775	29,237	$ 28,195
Intangible assets, beginning balance	29,237	28,195
Effect of movements in exchange rates	2,662	(694)
Amortization	$ 1,876	$ 1,736